UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31*

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

*	Fund changed fiscal year end from August 31 to October 31.

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.8%
Hexcel Corp.	174,134	$11,790,613
Textron, Inc.	322,514	17,167,420

		$28,958,033

Banks — 14.4%
Bank of America Corp.	1,587,861	$45,206,403
Citigroup, Inc.	276,581	17,828,411
JPMorgan Chase & Co.	654,322	67,722,327
KeyCorp	921,361	15,174,816
PNC Financial Services Group, Inc. (The)	236,579	29,021,146
Sterling Bancorp	338,122	6,505,467
U.S. Bancorp	446,042	22,819,509
Wells Fargo & Co.	552,342	27,015,047

		$231,293,126

Beverages — 1.8%
Constellation Brands, Inc., Class A	62,638	$10,877,715
PepsiCo, Inc.	155,879	17,562,887

		$28,440,602

Biotechnology — 0.9%
Gilead Sciences, Inc.	199,299	$13,952,923

		$13,952,923

Building Products — 1.2%
A.O. Smith Corp.	399,974	$19,142,756

		$19,142,756

Capital Markets — 3.1%
Charles Schwab Corp. (The)	206,260	$9,646,780
Northern Trust Corp.	132,439	11,715,554
Raymond James Financial, Inc.	183,850	14,799,925
S&P Global, Inc.	67,384	12,914,144

		$49,076,403

Chemicals — 1.6%
DowDuPont, Inc.	475,364	$25,579,337

		$25,579,337

Construction & Engineering — 0.8%
Abengoa SA, Class A(2)	571,132	$16,757
Abengoa SA, Class B(2)	5,905,644	54,164
Fluor Corp.	346,798	12,682,403

		$12,753,324

Security	Shares	Value
Consumer Finance — 1.7%
American Express Co.	140,775	$14,457,592
Discover Financial Services	191,150	12,900,714

		$27,358,306

Containers & Packaging — 2.8%
Ball Corp.	569,675	$29,782,609
Packaging Corp. of America	156,787	14,788,150

		$44,570,759

Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	984,348	$54,198,201

		$54,198,201

Electric Utilities — 3.6%
Edison International	334,834	$19,075,493
NextEra Energy, Inc.	220,083	39,390,455

		$58,465,948

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	510,610	$24,958,617

		$24,958,617

Energy Equipment & Services — 0.8%
Halliburton Co.	408,684	$12,816,330

		$12,816,330

Entertainment — 1.3%
Walt Disney Co. (The)	190,006	$21,189,469

		$21,189,469

Equity Real Estate Investment Trusts (REITs) — 3.7%
AvalonBay Communities, Inc.	143,012	$27,589,875
Boston Properties, Inc.	128,247	16,911,932
Mid-America Apartment Communities, Inc.	90,557	9,171,613
ProLogis, Inc.	93,566	6,470,998

		$60,144,418

Food Products — 1.8%
Mondelez International, Inc., Class A	619,001	$28,634,986

		$28,634,986

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	191,593	$13,982,457
Baxter International, Inc.	326,393	23,660,229
Boston Scientific Corp.(2)	587,120	22,398,628

		$60,041,314

Health Care Providers & Services — 1.6%
Anthem, Inc.	57,857	$17,530,671
WellCare Health Plans, Inc.(2)	31,153	8,613,181

		$26,143,852

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	98,626	$11,295,636
Starbucks Corp.	63,476	4,325,254

		$15,620,890

Household Durables — 0.8%
D.R. Horton, Inc.	328,929	$12,647,320

		$12,647,320

Household Products — 2.9%
Procter & Gamble Co. (The)	489,556	$47,227,467

		$47,227,467

Insurance — 0.5%
Progressive Corp. (The)	116,019	$7,806,919

		$7,806,919

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C(2)	14,422	$16,100,288

		$16,100,288

IT Services — 1.4%
Leidos Holdings, Inc.	378,131	$21,931,598

		$21,931,598

Machinery — 3.6%
Gardner Denver Holdings, Inc.(2)	716,218	$17,669,098
Parker-Hannifin Corp.	152,352	25,109,133
Stanley Black & Decker, Inc.	119,374	15,093,649

		$57,871,880

Multi-Utilities — 2.6%
CMS Energy Corp.	418,130	$21,801,298
Sempra Energy	176,700	20,670,366

		$42,471,664

Oil, Gas & Consumable Fuels — 8.5%
ConocoPhillips	611,127	$41,367,187
EOG Resources, Inc.	254,291	25,225,667
Exxon Mobil Corp.	601,611	44,086,054
Phillips 66	272,657	26,014,204

		$136,693,112

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	118,857	$16,214,472

		$16,214,472

Pharmaceuticals — 9.0%
GlaxoSmithKline PLC ADR	602,913	$23,634,190
Johnson & Johnson	433,039	57,628,830
Merck & Co., Inc.	632,408	47,070,127
Zoetis, Inc.	181,489	15,637,092

		$143,970,239

Road & Rail — 1.3%
CSX Corp.	325,155	$21,362,684

		$21,362,684

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	262,267	$12,358,021
NXP Semiconductors NV	137,295	11,948,784
QUALCOMM, Inc.	524,181	25,957,443

		$50,264,248

Specialty Retail — 3.3%
Home Depot, Inc. (The)	76,460	$14,032,704
Tiffany & Co.	125,970	11,177,318
TJX Cos., Inc. (The)	299,440	14,891,151
Tractor Supply Co.	150,166	12,824,177

		$52,925,350

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	89,355	$14,872,246

		$14,872,246

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(2)	48,824	$7,216,676
Tapestry, Inc.	294,717	11,408,495

		$18,625,171

Total Common Stocks (identified cost $1,276,356,703)		$1,504,324,252

Preferred Stocks — 7.0%

Security	Shares	Value
Banks — 2.3%
AgriBank FCB, 6.875% to 1/1/24(1)(3)	92,513	$9,667,608
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)	78,033	8,037,399
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	13,800	1,442,100
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(5)	4,660	3,413,450
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(3)	168,770	4,396,459
Texas Capital Bancshares, Inc., 6.50%(1)	128,965	3,311,821
Wells Fargo & Co., Series Y, 5.625%(1)	269,075	6,678,442

		$36,947,279

Electric Utilities — 0.6%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	168,192	$4,098,839
Southern Co. (The), 6.25%(1)	213,126	5,581,770

		$9,680,609

Equity Real Estate Investment Trusts (REITs) — 1.1%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	491,900	$7,201,416
SITE Centers Corp., Series A, 6.375%(1)	250,625	5,503,725
SITE Centers Corp., Series K, 6.25%(1)	41,325	1,014,942
Vornado Realty Trust, Series K, 5.70%(1)	146,527	3,692,481

		$17,412,564

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(1)(4)	94,450	$9,421,387
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	57,835	5,060,563

		$14,481,950

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.7%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(3)	418,123	$11,180,609

		$11,180,609

Insurance — 0.3%
PartnerRe, Ltd., Series I, 5.875%(1)	212,421	$5,454,971

		$5,454,971

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	59,547	$1,491,652

		$1,491,652

Oil, Gas & Consumable Fuels — 0.9%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(3)	733,275	$14,724,162

		$14,724,162

Pipelines — 0.1%
Enbridge, Inc., Series B, 6.375% to 4/15/23(3)	69,550	$1,752,660

		$1,752,660

Total Preferred Stocks (identified cost $118,173,966)		$113,126,456

Corporate Bonds & Notes — 23.0%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$2,895	$2,721,300

		$2,721,300

Automobiles — 0.7%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$12,780	$10,977,700

		$10,977,700

Banks — 10.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)(6)	$7,700	$6,793,094
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(3)(4)(6)	5,475	5,458,575
Bank of America Corp., Series DD, 6.30% to 3/10/26(3)(6)	6,015	6,490,005
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)(6)	12,410	12,143,495
Barclays PLC, 7.75% to 9/15/23(3)(6)	13,725	13,696,384
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	3,755	3,807,476
Citigroup, Inc., Series R, 6.125% to 11/15/20(3)(6)	3,803	3,862,270
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	4,686	4,854,556
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)(6)	11,085	11,652,685
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(6)	7,927	8,092,159
Danske Bank A/S, 7.00% to 6/26/25(3)(6)(7)	5,320	4,861,150
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(6)	5,827	5,716,112
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	25,858	26,493,719
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	11,145	11,367,900
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	8,348	8,752,878
Societe Generale SA, 6.75% to 4/6/28(1)(3)(4)(6)	13,190	12,048,669

Security	Principal Amount (000’s omitted)	Value
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(3)(6)	$3,890	$3,504,773
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	12,790	11,746,131
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	1,243	1,205,194

		$162,547,225

Capital Markets — 1.4%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)(6)	$10,430	$9,285,047
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	13,656	13,709,996

		$22,995,043

Construction & Engineering — 0.0%(8)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(1)(4)	$2,464	$46,208

		$46,208

Diversified Financial Services — 1.3%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$7,086	$7,090,930
Credito Real SAB de SOFOM ER, 9.50%, 2/7/26(4)(9)	5,195	5,195,000
Textron Financial Corp., 4.351%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	3,129	2,321,812
Unifin Financiera SAB de CV SOFOM ENR, 7.375%, 2/12/26(4)	2,535	2,263,121
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(1)(3)(4)(6)	4,072	3,523,094

		$20,393,957

Electric Utilities — 2.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$11,310	$11,587,095
Pacific Gas & Electric Co., 3.50%, 10/1/20(10)	8,145	6,789,085
Pacific Gas & Electric Co., 4.25%, 3/15/46(10)	2,740	2,030,233
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)(6)	10,877	10,240,424
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	5,910	5,886,078

		$36,532,915

Energy Equipment & Services — 0.4%
Oceaneering International, Inc., 4.65%, 11/15/24	$3,861	$3,301,155
Oceaneering International, Inc., 6.00%, 2/1/28(1)	3,098	2,664,280

		$5,965,435

Equity Real Estate Investment Trusts (REITs) — 0.2%
Newmark Group, Inc., 6.125%, 11/15/23(4)	$3,595	$3,590,635

		$3,590,635

Food Products — 0.8%
Land O’ Lakes, Inc., 8.00%(1)(4)(6)	$12,295	$12,756,062

		$12,756,062

Gas Utilities — 0.3%
NiSource, Inc., 5.65% to 6/15/23(3)(4)(6)	$5,750	$5,543,949

		$5,543,949

Insurance — 0.7%
Prudential Financial, Inc., 5.70% to 9/15/28, 9/15/48(3)	$6,150	$5,920,759
Voya Financial, Inc., Series A, 6.125% to 9/15/23(3)(6)	5,866	5,812,238

		$11,732,997

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(3)(4)	$6,865	$7,492,976

		$7,492,976

Security	Principal Amount (000’s omitted)	Value
Multi-Utilities — 1.0%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(3)(6)	$11,713	$11,722,780
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	4,430	4,460,666

		$16,183,446

Oil, Gas & Consumable Fuels — 1.6%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)(6)	$8,752	$7,176,640
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(3)	10,985	9,742,432
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	1	10
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)(6)	10,360	9,300,431

		$26,219,513

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$7,395	$7,527,102

		$7,527,102

Pipelines — 0.4%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	$7,524	$6,782,698

		$6,782,698

Toys, Games & Hobbies — 0.4%
Mattel, Inc., 6.75%, 12/31/25(4)	$7,460	$7,068,350

		$7,068,350

Transportation — 0.2%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$2,755	$2,734,338

		$2,734,338

Total Corporate Bonds & Notes (identified cost $385,817,929)		$369,811,849

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
First Trust Preferred Securities and Income ETF(1)	2,017,015	$37,778,691

Total Exchange-Traded Funds (identified cost $40,568,769)		$37,778,691

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(11)	9,577,296	$9,577,296

Total Short-Term Investments (identified cost $9,576,563)		$9,577,296

Total Investments — 126.6% (identified cost $1,830,493,930)		$2,034,618,544

Other Assets, Less Liabilities — (26.6)%		$(427,702,578)

Net Assets — 100.0%		$1,606,915,966

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $136,240,580 or 8.5% of the Fund’s net assets.

(5)	Variable rate security. The stated dividend/interest rate represents the rate in effect at January 31, 2019.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $30,317,277 or 1.9% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	When-issued security.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $40,497.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	88.0%	$1,791,527,853
United Kingdom	2.8	57,451,352
Switzerland	1.3	27,257,126
France	1.2	23,701,354
Mexico	0.8	16,439,790
Canada	0.6	12,933,269
Netherlands	0.6	11,948,784
Italy	0.6	11,746,131
Chile	0.6	11,587,095
Israel	0.4	7,527,102
Australia	0.4	7,492,976
Spain	0.3	6,910,223
Brazil	0.3	5,455,648
Denmark	0.2	4,861,150
Exchange-Traded Funds	1.9	37,778,691

Total Investments	100.0%	$2,034,618,544

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$91,487,958	$—		$—	$91,487,958
Consumer Discretionary	99,818,731	—		—	99,818,731
Consumer Staples	120,517,527	—		—	120,517,527
Energy	149,509,442	—		—	149,509,442
Financials	315,534,754	—		—	315,534,754
Health Care	244,108,328	—		—	244,108,328
Industrials	140,017,756	70,921		—	140,088,677
Information Technology	112,026,709	—		—	112,026,709
Materials	70,150,096	—		—	70,150,096
Real Estate	60,144,418	—		—	60,144,418
Utilities	100,937,612	—		—	100,937,612
Total Common Stocks	$1,504,253,331	$70,921	*	$—	$1,504,324,252
Preferred Stocks
Consumer Staples	$—	$14,481,950		$—	$14,481,950
Energy	16,476,822	—		—	16,476,822
Financials	19,841,693	22,560,557		—	42,402,250
Real Estate	17,412,564	—		—	17,412,564
Utilities	22,352,870	—		—	22,352,870
Total Preferred Stocks	$76,083,949	$37,042,507		$—	$113,126,456
Corporate Bonds & Notes	$—	$369,811,849		$—	$369,811,849
Exchange-Traded Funds	37,778,691	—		—	37,778,691
Short-Term Investments	—	9,577,296		—	9,577,296
Total Investments	$1,618,115,971	$416,502,573		$—	$2,034,618,544

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019